INVENTORIES, NET (Tables)	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES	Inventories, net consisted of the followings:
	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
		(unaudited)
Finished goods	105,315	87,507
Raw materials	21,564	28,848
Inventories, net	126,879	116,355